Property and Equipment, net - Schedule of Property and Equipment, net (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 9,267,000	$ 3,738,000	$ 790,000
Less: accumulated depreciation	(949,000)	(833,000)	(460,000)
Property and equipment, net	8,318,000	2,905,000	330,000
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	2,426,000	1,432,000	315,000
Vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment	994,000	900,000	229,000
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,105,000	581,000	246,000
Shop equipment
Property, Plant and Equipment [Line Items]
Total property and equipment		825,000	0
Land | Fintech Village
Property, Plant and Equipment [Line Items]
Property and equipment, net		0	2,750,000
Retirement asset costs - environmental remediation | Fintech Village
Property, Plant and Equipment [Line Items]
Property and equipment, net		0	4,500,000
Fintech Village
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation		0
Fintech Village | Fintech Village
Property, Plant and Equipment [Line Items]
Property and equipment, net		$ 0	$ 7,250,000